SENIOR CONVERTIBLE PREFERRED SHARES AND WARRANTS	6 Months Ended
Sep. 30, 2021
SENIOR CONVERTIBLE PREFERRED SHARES AND WARRANTS.
SENIOR CONVERTIBLE PREFERRED SHARES AND WARRANTS

17. SENIOR CONVERTIBLE PREFERRED SHARES AND WARRANTS

In June 2021, the Company entered into shares subscription agreements, respectively, with NIO Capital and Joy Capital for an aggregate investment amount of up to US$ 315 million for the subscription of senior convertible preferred shares. The first closing in the amount of US$ 100 million was completed for the issuance of 291,290,416 senior convertible preferred shares on July 12, 2021. On the same day, the Company also issued warrants to each of NIO Capital and Joy Capital to purchase up to 240,314,593 senior convertible preferred shares for an aggregate amount of US$ 165 million which was included in the aforementioned US$ 315 million. Each investor will be able to exercise the warrants within 18 months of the first closing date. The second closing in the amount of US$ 50 million is expected to be received within the next twelve months from the first closing date subject to customary closing conditions. In November 2021, the Company completed the second closing of US$27.5 million through the issuance of a total of 80,104,865 senior convertible preferred shares and cash was received. Both investors still retain their rights to purchase the senior convertible preferred shares for the remaining amount of US$22.5 million.

The major rights, preferences and privileges of the senior convertible preferred shares are as follows:

Conversion rights

Each senior convertible preferred share shall be convertible, at any time and from time to time from and after the applicable original issue date. The conversion price for each senior convertible preferred share shall be US$0.3433 per Class A ordinary share or US$1.03 per ADS. The conversion price is adjusted in the occurrence of a) share dividends and share splits; b) subsequent equity sales; c) subsequent rights offerings.

Voting rights

Holder of each senior convertible preferred share shall be entitled to vote that number of votes equal to the largest number of whole shares of Class A ordinary shares into which each such senior convertible preferred shares could be converted.

Dividends

Each senior convertible preferred share shall have the right to receive dividends, on an as-converted and non-cumulative basis, when, as and if declared by the Board. No dividend shall be paid on the ordinary shares at any time unless and until all dividends on the senior convertible preferred share have been paid in full. No dividends on preferred and ordinary shares have been declared since the issuance date until September 30, 2021.

Liquidation Preference

Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary, each senior convertible preferred shareholder shall be entitled to receive out of the assets, whether capital or surplus, of the Company an amount equal to one hundred and fifty percent (150%) of stated value, or US$ 0.3433, per senior convertible preferred share held by such holder, plus any accrued and unpaid dividends, before any distribution or payment shall be made to the holders of any junior securities.

17. SENIOR CONVERTIBLE PREFERRED SHARES AND WARRANTS (CONTINUED)

Redemption Rights

At any time and from time to time, upon written notice of each holder of senior convertible preferred share, the Company shall redeem all or part of the senior convertible preferred share held by such holder at the redemption price (as defined below), provided that any of the following events occurs: (i) any material breach of any of the representations, warranties or covenants by the Company; (ii) any conviction of breaches or violation of Applicable Law by the Company which is reasonably expected to have a material adverse effect; (iii) during the principal lock-up period, all or part of the 40,809,861 Class B ordinary shares held by the principal parties shall be subject to enforcement, foreclosure, freezing order or other judicial measures; (iv) the principal’s employment with the Company shall be terminated for whatever reason; (v) the Company shall fail to have available a sufficient number of authorized and unreserved Class A ordinary shares to issue to such holder upon a conversion hereunder; (vi) there shall have occurred a bankruptcy event; (vii) the ADSs shall fail to be listed or quoted for trading on a trading market for more than five (5) Trading Days, which need not be consecutive trading days; (viii) the electronic transfer by the Company of ADSs through the depository trust company or another established clearing corporation is no longer available or is subject to a “chill”.

Redemption price is defined as sum of the aggregate amount of the stated value (as adjusted for any share dividends, combinations, splits, recapitalizations and the like), plus an amount accruing at a compound annual rate of eight percent (8%) of such stated value for a period of time commencing from the original issue date and ending on the redemption closing date plus any accrued but unpaid dividends.

Accounting for senior convertible preferred share and warrants

The Company classified the senior convertible preferred shares in the mezzanine equity section of the consolidated balance sheets because certain redemption features allow the senior convertible preferred shareholders to force the Company to redeem the preferred shares and therefore, the senior convertible preferred shares are considered contingently redeemable upon the occurrence of certain liquidation events outside of the Company’s control. The senior convertible preferred share is carried at the amount recorded at inception and no accretion to the redemption value is needed until it becomes probable that the preferred shares will become redeemable. Continual evaluation is performed to assess whether probable of becoming redeemable.

The Company classified the warrants in the warrant liabilities and recorded at fair value initially with subsequent changes in fair value recorded in the profit and loss as warrants issued with redeemable share are liabilities within the scope of ASC 480. Warrants issued in connection with debt or equity, if the warrants are classified as a liability and recorded at fair value with changes in fair value recorded in the profit and loss, then the proceeds should be allocated first to the warrants based on their fair value (not relative fair value). The residual should be allocated to the base debt or equity instrument. Therefore, all proceed was allocated to warrants on July 12, 2021  as the fair value of the warrant on that day was higher than total proceed received and resulted in nil amount recorded in mezzanine equity. Besides, financial liabilities that are required to be measured at fair value should be recorded at fair value with the excess of the fair value over the net proceeds received recognized as a loss in the profit and loss.

The Company classified the obligation for the second closing as forward contract liabilities as the investors were obligated to purchase and the Company was required to issue the shares within that twelve-month period since the first closing date. Forward contract liabilities were recorded at fair value initially with subsequent fair value changes to be recorded through profit and loss.

As a result, total fair value impact during the six months ended September 30, 2021 was RMB1,710.8 million (US$265.4 million) and recorded under Fair value impact of the issuance of senior convertible preferred shares.

17. SENIOR CONVERTIBLE PREFERRED SHARES AND WARRANTS (CONTINUED)

The roll forward of Level 3 liabilities, including both warrant liabilities and forward contract liabilities, is as following:

Six months ended
September 30,
2021
RMB

Fair value of Level 3 liabilities at the beginning of the period	—
Issuance of warrants and forward contract	3,186,295
The change in fair value of the liabilities	(824,568)
Foreign currency translation	1,523
Fair value of Level 3 liabilities at the end of the period	2,363,250

The forward contract and warrant are not traded in an active securities market. In terms of forward contract, discounted cash flow model was applied to estimate its fair value using the risk-free interest rate as the discount rate.

For the warrant, with the assistance from an independent valuation firm, the Company estimated its fair value using the Black-Scholes option pricing model using the following main assumptions:

September 30,
2021

Risk-free interest rate	0.12%
Expected volatility	43.08%
Dividend yield	0%
Expected term (in years)	1.28
Fair value of underlying senior convertible preferred share	US$0.92